Corporate information	9 Months Ended
Sep. 30, 2023
Nature Of Operations [Abstract]
Corporate information	Corporate information
Company overview

Li-Cycle Holdings Corp. (together with its subsidiaries, "Li-Cycle" or the "Company") is a global lithium-ion battery resource recovery company with operations in North America and Europe. The Company leverages its innovative, sustainable and patented Spoke & Hub Technologies™ to provide a safe, scalable, customer-centric solution to recycle all different types of lithium-ion batteries. With major customers and partners around the world, Li-Cycle is on a mission to recover critical battery-grade materials to create a domestic closed-loop battery supply chain for a clean energy future. The Company is governed by the Business Corporations Act (Ontario) and its registered address is 207 Queens Quay West, Suite 590, Toronto, Ontario.

Li-Cycle started its business as Li-Cycle Corp., which was incorporated under the Business Corporations Act (Ontario) on November 18, 2016.

On August 10, 2021, in accordance with the plan of arrangement to reorganize Li-Cycle Corp., the Company finalized a business combination (the "Business Combination") with Peridot Acquisition Corp. On closing of the Business Combination, the common shares of Li-Cycle Holdings Corp. were listed on the New York Stock Exchange and commenced trading under the symbol “NYSE:LICY”.